Intangibles (Details) - Schedule of Intangibles - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Intangibles (Details) - Schedule of Intangibles [Line Items]
Goodwill - at cost	$ 3,821,690
Intangible assets net	4,678,714	972,732
Development - at cost [Member]
Intangibles (Details) - Schedule of Intangibles [Line Items]
Development - at cost	851,555
Less: Accumulated amortisation	(28,727)
Less: Impairment	(816,944)
Total	5,884
Application development - at cost [Member]
Intangibles (Details) - Schedule of Intangibles [Line Items]
Development - at cost	1,317,542	1,317,542
Less: Accumulated amortisation	(870,358)	(806,474)
Total	447,184	511,068
Development - new capabilities - at cost [Member]
Intangibles (Details) - Schedule of Intangibles [Line Items]
Development - at cost	227,682	227,682
Less: Accumulated amortisation	(84,243)	(63,751)
Total	143,439	163,931
Development - enhancements - at cost [Member]
Intangibles (Details) - Schedule of Intangibles [Line Items]
Development - at cost	77,128	77,128
Less: Accumulated amortisation	(28,537)	(21,596)
Total	48,591	55,532
Development - research - at cost [Member]
Intangibles (Details) - Schedule of Intangibles [Line Items]
Development - at cost	336,390	336,390
Less: Accumulated amortisation	(124,464)	(94,189)
Total	$ 211,926	$ 242,201